Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Operating Leases	Future minimum lease payments under the operating leases are as follows (in thousands):
Year ending December 31,
2017	$4,789
2018	4,726
2019	4,636
2020	4,188
Thereafter	13,397
Total	31,736